Investments, Net - Schedule of Long-Term Investment (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Long-Term Investment [Abstract]
Beginning balance	$ 14,857,156	$ 10,674,802
Addition of investments accounted for using the equity method		3,969,851
Addition of investments without readily determinable fair values		2,776,120
Proportionate share of the equity investee’s net loss	(73,558)	(44,401)	$ (56,887)
Impairment loss of investments without readily determinable fair values	(3,255,838)	(3,040,113)
Impairment loss of investments accounted for using the equity method	(264,822)
Foreign currency translation adjustment	(258,823)	520,897
Ending balance	$ 11,004,115	$ 14,857,156	$ 10,674,802